Fair Values of Assets and Liabilities	12 Months Ended
Dec. 31, 2012
Fair Values of Assets and Liabilities
17.	Fair Values of Assets and Liabilities

For a description of the fair value hierarchy and the Company’s fair value methodologies, including the use of independent third-party pricing services, see note “2 – Summary of Significant Accounting Policies.” The Company did not transfer any assets or liabilities between Level 1 and Level 2 during 2012 or 2011. In addition, the Company did not adjust prices received from the primary independent third-party pricing service at December 31, 2012 or 2011.

Financial Instruments Recorded at Fair Value

The following tables present the fair value hierarchy for assets measured at fair value. Liabilities recorded at fair value were not material, and therefore are not included in the following tables:

December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at Fair Value

Cash equivalents:
Money market funds	$413	$-	$-	$413
Commercial paper	-	1,076	-	1,076

Total cash equivalents	413	1,076	-	1,489
Investments segregated and on deposit for regulatory purposes:
Certificates of deposit	-	2,976	-	2,976
U.S. Government securities	-	1,767	-	1,767

Total investments segregated and on deposit for regulatory purposes	-	4,743	-	4,743
Other securities owned:
Schwab Funds® money market funds	329	-	-	329
Equity and bond mutual funds	217	-	-	217
State and municipal debt obligations	-	48	-	48
Equity, U.S. Government and corporate debt, and other securities	2	40	-	42

Total other securities owned	548	88	-	636
Securities available for sale:
U.S. agency mortgage-backed securities	-	20,476	-	20,476
Asset-backed securities	-	8,164	-	8,164
Corporate debt securities	-	6,256	-	6,256
Certificates of deposit	-	6,161	-	6,161
U.S. agency notes	-	3,464	-	3,464
Non-agency residential mortgage-backed securities	-	733	-	733
Commercial paper	-	574	-	574
Other securities	-	295	-	295

Total securities available for sale	-	46,123	-	46,123

Total	$961	$52,030	$-	$52,991

December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at Fair Value

Cash equivalents:
Money market funds	$ 8	$ -	$ -	$ 8
Commercial paper	-	814	-	814

Total cash equivalents	8	814	-	822
Investments segregated and on deposit for regulatory purposes:
Certificates of deposit	-	2,374	-	2,374
Corporate debt securities	-	767	-	767
U.S. Government securities	-	650	-	650

Total investments segregated and on deposit for regulatory purposes	-	3,791	-	3,791
Other securities owned:
Schwab Funds® money market funds	332	-	-	332
Equity and bond mutual funds	183	-	-	183
State and municipal debt obligations	-	46	-	46
Equity, U.S. Government and corporate debt, and other securities	12	20	-	32

Total other securities owned	527	66	-	593
Securities available for sale:
U.S. agency mortgage-backed securities	-	20,921	-	20,921
Asset-backed securities	-	2,635	-	2,635
Corporate debt securities	-	3,571	-	3,571
Certificates of deposit	-	3,622	-	3,622
U.S. agency notes	-	1,800	-	1,800
Non-agency residential mortgage-backed securities	-	907	-	907
Commercial paper	-	225	-	225
Other securities	-	284	-	284

Total securities available for sale	-	33,965	-	33,965

Total	$ 535	$ 38,636	$ -	$ 39,171

Financial Instruments Not Recorded at Fair Value

Descriptions of the valuation methodologies and assumptions used to estimate the fair value of financial instruments not recorded at fair value are also described in note “2 – Summary of Significant Accounting Policies.” There were no significant changes in these methodologies or assumptions during 2012. The following table presents the fair value hierarchy for financial instruments not recorded at fair value at December 31, 2012:

		Quoted Prices
		in Active Markets	Significant	Significant
		for Identical	Other Observable	Unobservable
	Carrying	Assets	Inputs	Inputs	Balance at
	Amount	(Level 1)	(Level 2)	(Level 3)	Fair Value

Assets:
Cash and cash equivalents	$11,174	$-	$11,174	$-	$11,174
Cash and investments segregated and on deposit for regulatory purposes	23,723	-	23,723	-	23,723
Receivables from brokers, dealers, and clearing organizations	333	-	333	-	333
Receivables from brokerage clients – net	13,453	-	13,453	-	13,453
Securities held to maturity:
U.S. agency mortgage-backed securities	17,750	-	18,289	-	18,289
Other securities	444	-	443	-	443

Total securities held to maturity	18,194	-	18,732	-	18,732
Loans to banking clients – net:
Residential real estate mortgages	6,471	-	6,687	-	6,687
Home equity lines of credit	3,267	-	3,295	-	3,295
Personal loans secured by securities	963	-	963	-	963
Other	25	-	24	-	24

Total loans to banking clients – net	10,726	-	10,969	-	10,969
Other assets	64	-	64	-	64

Total	$77,667	$-	$78,448	$-	$78,448

Liabilities:
Deposits from banking clients	$79,377	$-	$79,377	$-	$79,377
Payables to brokers, dealers, and clearing organizations	1,068	-	1,068	-	1,068
Payables to brokerage clients	40,330	-	40,330	-	40,330
Accrued expenses and other liabilities	353	-	353	-	353
Long-term debt	1,632	-	1,782	-	1,782

Total	$122,760	$-	$122,910	$-	$122,910

The table below presents the Company’s fair value estimates for financial instruments not recorded at fair value at December 31, 2011. The table excludes short-term financial assets and liabilities, for which carrying amounts approximate fair value, and financial instruments recorded at fair value.

	Carrying	Fair
	Amount	Value

Financial Assets:
Securities held to maturity	$15,108	$15,539
Loans to banking clients – net	$9,812	$9,671
Loans held for sale	$70	$73

Financial Liabilities:
Long-term debt	$2,001	$2,159